Note 15 - Warehouse Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Line of Credit Facilities [Table Text Block]
		December 31, 2023		December 31, 2022
	Current	Maximum	Carrying	Maximum	Carrying
	Maturity	Capacity	Value	Capacity	Value
Facility A - SOFR plus 1.40%	October 17, 2024	$275,000	$168,780	$125,000	$1,924
Facility B - SOFR plus 1.45%	On demand	125,000	-	125,000	7,619
Facility C - SOFR plus 1.60%	Terminated	-	-	150,000	14,743
		$400,000	$168,780	$400,000	$24,286